OTHER LIABILITIES	6 Months Ended
Dec. 31, 2020
OTHER LIABILITIES [Abstract]
OTHER LIABILITIES
6.	OTHER LIABILITIES

	December 31, 2020 US$	June 30, 2020 US$

Current
Loans and borrowings (1)	1,005,897	577,576
Lease liabilities	150,345	127,960
	1,156,242	705,536

Non-current
Loans and borrowings (1)	1,676,356	1,740,042
Lease liabilities	68,601	140,465
Sub-lease security deposit	29,906	29,906
	1,774,863	1,910,413

Total other liabilities	2,931,105	2,615,949

Notes:

[1]
At December 31, 2020, the Group had loans and borrowings relating to surface properties that form part of ‘exploration and evaluation assets’ which have been fully or partly financed by the seller of the surface properties. The loans and borrowings are repayable in monthly instalments, based on an implied interest rate of 10%, and secured by the respective surface property.

Reconciliation of loans and borrowings and lease liabilities

	Balance at July 1, 2020 US$	Amount Financed US$	Cash Repayments US$	Balance at December 31, 2020 US$
Loans and borrowings	2,317,618	689,500	(324,865)	2,682,253
Lease liabilities	268,425	14,613	(64,092)	218,946
	2,586,043	704,113	(388,957)	2,901,199